Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
21.	LEASES

Operating leases

The Group’s leases consist of operating leases for offices and schools in different cities in the PRC. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2019, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2019, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the year ended December 31, 2019 was RMB378,691, and was recorded in cost of revenues, selling expenses and general and administrative expense on the consolidated statements of operations.

For the year ended
December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	373,230
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	643,722
Weighted average remaining lease term
Operating leases	4.59 years
Weighted average discount rate
Operating leases	7.46%
21.	LEASES-continued

Operating leases-continued

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Years ending December 31,
2020	347,647
2021	283,836
2022	194,472
2023	137,684
2024	73,986
Thereafter	159,095
Less imputed interest	226,338
Total	970,382

Future minimum payments under non-cancelable operating leases related to offices and schools consisted of the following at December 31, 2018:

Years ending December 31,
2019	303,126
2020	217,290
2021	148,625
2022	90,340
2023	20,052
Thereafter	74,954
854,387

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2017 and 2018, total rental expense for all operating leases amounted to RMB215,432 and RMB332,574, respectively.